DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Financial Instruments Table [Abstract]
Schedule of Derivative Financial Instruments

The fair values of assets and liabilities associated with the Company's derivative financial instruments recorded in the consolidated balance sheet as of December 31, 2013 and 2012 consisted of the following (in millions):

	Assets		Liabilities
	December 31,		December 31,
	2013	2012	2013	2012
Interest rate swaps(a)(b)	$135	$295	$50	$1
Cross-currency swaps(a)(c)	321	112	—	—
Equity award reimbursement obligation(d)	—	—	11	19
Total	$456	$407	$61	$20

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  The Company's interest rate swap and cross-currency swap contracts with multiple counterparties are subject to contractual terms that provide for the net settlement of all such contracts with each counterparty through a single payment in the event of default on or termination of any one contract by either party. The fair values of assets and liabilities associated with interest rate swaps and cross-currency swaps are presented on a gross basis in the consolidated balance sheet and are classified as current or noncurrent based on the maturity date of the respective contract.
  Of the total amount of interest rate swap assets recorded as of December 31, 2013 and 2012, $8 million and $16 million, respectively, is recorded in other current assets in the consolidated balance sheet. The total amount of interest rate swap liabilities recorded as of December 31, 2013 and 2012, is recorded in other liabilities in the consolidated balance sheet.
  The fair values of the assets and liabilities associated with cross-currency swaps are recorded in other assets and other liabilities, respectively, in the consolidated balance sheet.
  The fair value of the equity award reimbursement obligation is recorded in other current liabilities in the consolidated balance sheet.

Schedule of Interest Rate Swap Contract Terms

The following table summarizes the terms of the Company's existing fixed to variable interest rate swaps as of December 31, 2013 and 2012:

	December 31,
	2013	2012
Maturities	2014-2019	2013-2018
Notional amount (in millions)	$7,850	$7,750
Weighted-average pay rate (variable based on LIBOR plus variable margins)	4.89%	4.35%
Weighted-average receive rate (fixed)	6.86%	6.43%

Schedule of Cash Flow Hedge Activity Recognized in Accumulated Other Comprehensive Income (Loss), Net

The following table summarizes the deferred gain (loss) activity related to cash flow hedges recognized in accumulated other comprehensive income (loss), net, and reclassified into other income (expense), net, for the years ended December 31, 2013, 2012 and 2011 (in millions):

	Year Ended December 31,
	2013	2012	2011
Deferred gains (losses) recognized:
Cross-currency swaps	$209	$179	$(67)
Other cash flow hedges	—	—	(4)
Total deferred gains (losses) recognized	209	179	(71)
Deferred (gains) losses reclassified into earnings:
Cross-currency swaps(a)	(39)	(76)	41
Total net deferred gains (losses) recognized	170	103	(30)
Income tax (provision) benefit	(66)	(40)	12
Total net deferred gains (losses) recognized, net of tax	$104	$63	$(18)

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  Deferred gains (losses) on cross-currency swaps were reclassified from accumulated other comprehensive income (loss), net, to other income (expense), net, which offsets the re-measurement gains (losses) recognized in other income (expense), net, on the British pound sterling denominated debt.